Marketable Securities	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Marketable Securities	Marketable Securities
Marketable securities balance as of December 31, 2025 and June 30, 2026 included the following:

	Type of fund	Nature	HK$	US$
Balance at December 31, 2025 (Audited)			-	-
Purchase	CHINAAMC Select USD Money Market Fund	Short-term deposits and money market instruments	156,743,765	19,987,728
Change in fair value			1,616,700	206,159
Balance at June 30, 2026 (Unaudited)			158,360,465	20,193,887